Net Loss Per Share (Details) - Schedule of basic and diluted net loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss (Parentheticals) [Line Items]
Weighted average number of shares outstanding, diluted	6,122	5,826	279	8	5,975	5,817	19
Diluted net loss per share of Class A and Class B common stock	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.90)	$ (6.47)	$ (19.06)
Class B Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss (Parentheticals) [Line Items]
Weighted average number of shares outstanding, diluted			2,000	2,000			2,000	2,000
Diluted net loss per share of Class A and Class B common stock			$ (15.76)	$ (5.17)			$ (19.06)	$ (4.33)